DEFICIENCY IN STOCKHOLDERS EQUITY (Details Narrative) - USD ($)	3 Months Ended					12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Common stock, ahares authorized	1,500,000,000			1,500,000,000		1,500,000,000	1,500,000,000
Common stock, par value	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued	903,263,385			579,271,135		903,263,385	579,271,135
Common stock, shares outstanding	903,263,385			579,271,135		903,263,385	579,271,135
Preferred stock, shares authorized	200,000,000			200,000,000		200,000,000	200,000,000
Preferred stock, par value	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Number of issuance, value	$ 10,200					$ 435,250	$ 116,000
Common shares issued for services							51,750
Number of issuance of shares	300,000					52,500,000
Common shares issued to settle accrued compensation	$ 1,411,333
Loss on debt extinguishment on settlement	$ 668,667					$ (668,667)
Exercise price of warrants, description	During the fourth quarter 2023, investors exercised 21,540,438 warrants for cash of $107,078 and a subscription receivable of $625 under an inducement offer which reduced the exercise price from $0.09, $0.11 and $0.15 per share to $0.005 per share. Upon exercise the Company issued 21,540,438 common shares and 21,540,438 replacement warrants with an exercise price of $0.02.			During the fourth quarter 2022, investors exercised 7,619,499 warrants for cash of $152,390 under an inducement offer which reduced the exercise price from $0.09, $0.11 and $0.15 per share to $0.02 per share. Upon exercise the Company issued 7,619,499 common shares and 7,619,499 replacement warrants with an exercise price of $0.02.
Proceeds from warrant exercises	$ 107,078			$ 152,390		$ 107,078	152,390
Share-Based Payment Arrangement, Employee [Member]
Class of Stock [Line Items]
Common shares issued for services, shares					1,000,000
Common shares issued for services					$ 51,750
Common Stock [Member]
Class of Stock [Line Items]
Common stock, ahares authorized	1,500,000,000					1,500,000,000
Number of issuance, value
Common shares issued for services, shares							1,000,000
Common shares issued for services							$ 100
Number of issuance of shares			49,651,812
Issuance of common stock, value						514,500
Amortized expense	$ 128,675					128,675
Prepaid expense	385,875					385,875
Common Stock [Member] | Officer [Member]
Class of Stock [Line Items]
Number of issuance, value	$ 343,000
Number of issuance of shares	35,000,000
Common Stock [Member] | Former Officer [Member]
Class of Stock [Line Items]
Number of issuance, value	$ 147,000
Number of issuance of shares	15,000,000
Common Stock [Member] | Former Director [Member]
Class of Stock [Line Items]
Number of issuance, value	$ 24,500
Number of issuance of shares	2,500,000
Common Stock [Member] | Two Current Officer [Member]
Class of Stock [Line Items]
Number of issuance, value	$ 2,080,000
Number of issuance of shares	200,000,000
Common Stock [Member] | Consultant [Member]
Class of Stock [Line Items]
Number of issuance, value	$ 10,200
Number of issuance of shares	300,000
Warrant [Member]
Class of Stock [Line Items]
Subscription receivable	$ 625					$ 625
Number of issuance of shares	21,540,438			7,619,499
Class of warrant exercised	21,540,438			7,619,499
Proceeds from warrant exercises	$ 107,078			$ 152,390
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000			1,000,000		1,000,000	1,000,000
Preferred stock, shares issued	747,250			197,000		747,250	197,000
Preferred stock, shares outstanding	747,250			197,000		747,250	197,000
Debt Instrument, Redemption Price, Percentage						125.00%
Dividends						$ 0
Stated liquidation value	$ 0					$ 0
Debt Instrument, Convertible, Conversion Price	$ 0.0075					$ 0.0075
Preferred stock, liquidation preference per share	$ 1.00					$ 1.00
Subscription receivable	$ 115,000					$ 115,000
Series B Preferred Stock [Member] | Exchange For Services [Member]
Class of Stock [Line Items]
Common shares issued for services, shares	176,500	210,000	163,750	116,000
Common shares issued for services	$ 61,500	$ 210,000	$ 163,750	$ 116,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	134,100,750			134,100,750		134,100,750	134,100,750
Preferred stock, shares issued	0			0		0	0
Preferred stock, shares outstanding	0			0		0	0
Preferred Stock, Voting Rights						Series A Preferred carry 10 votes for each share of common stock that each Series A shares are convertible into at the record date
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger						35.00%
Debt Instrument, Redemption Price, Percentage						45.00%
Number of issuance, value						$ 5,000,000
Dividends						0
Stated liquidation value	$ 0					$ 0
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	30,000,000			30,000,000		30,000,000	30,000,000
Preferred stock, shares issued	24,000,000			30,000,000		24,000,000	30,000,000
Preferred stock, shares outstanding	24,000,000			30,000,000		24,000,000	30,000,000
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger						30.00%
Stated liquidation value	$ 0					$ 0
Deemed dividend						$ 1,860,440	$ 88,269
Series C Preferred Stock Deemed Dividend [Member]
Class of Stock [Line Items]
Number of issuance, value			$ 3,626,365
Number of issuance of shares			6,000,000